Income taxes (Details) - Exascale Labs Inc. [Member]	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
US Statutory income tax rate	21.00%		21.00%	21.00%
State income tax rate	8.70%		8.70%	8.70%
Change in fair value of simple agreements for future equity			(17.90%)	(18.60%)
Changes in valuation allowance			(11.80%)	(11.10%)
Effective income tax rate	0.00%	0.00%	(0.00%)	(0.00%)